Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Diluted Weighted Average Shares Of Common Stock Outstanding Abstract
Convertible preferred stock		165,578,120
Convertible preferred stock warrants		1,185,599
Common stock warrants	758,891	8,208,682
Convertible promissory note	23,376,468
Stock options	1,367,000	17,604,360
Total	25,502,359	192,576,761